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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

March 31

Date of reporting period:

December 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Fund

The schedules are not audited.

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

Asset Backed Commercial Paper: 22.2%
4,750,000		Concord Minutemen Capital Co., 0.220%, due 04/02/14	$4,747,358	1.9
6,250,000		Concord Minutemen Capital Co., 0.300%, due 04/01/14	6,245,313	2.6
5,000,000		Crown Point Capital Co., 0.220%, due 04/02/14	4,997,219	2.1
6,000,000		Crown Point Capital Co., 0.300%, due 04/01/14	5,995,500	2.5
8,500,000		Jupiter Securitization Company LLC, 0.282%, due 07/01/14	8,487,682	3.5
2,000,000		Jupiter Securitization Company LLC, 0.301%, due 06/06/14	1,997,400	0.8
1,250,000		Old Line Funding LLC, 0.160%, due 01/03/14	1,249,989	0.5
7,750,000	#	Old Line Funding LLC, 0.214%, due 01/04/14	7,750,000	3.2
1,750,000		Old Line Funding LLC, 0.240%, due 04/01/14	1,748,950	0.7
4,650,000		Thunder Bay Funding LLC, 0.190%, due 04/03/14	4,647,742	1.9
3,350,000		Thunder Bay Funding LLC, 0.200%, due 04/01/14	3,348,325	1.4
2,700,000		Thunder Bay Funding LLC, 0.240%, due 04/01/14	2,698,380	1.1
		Total Asset Backed Commercial Paper (Cost $53,913,858)	53,913,858	22.2

Certificates of Deposit: 5.1%
500,000		Nordea Bank Finland NY, 0.250%, due 01/06/14	500,009	0.2
4,250,000		Standard Chartered Bank HK, 0.325%, due 01/03/14	4,249,923	1.7
1,500,000		Standard Chartered Bank, 0.500%, due 01/02/15	1,500,000	0.6
1,750,000		Svenska Handelsbanken NY, 0.180%, due 04/04/14	1,750,000	0.7
3,000,000		Svenska Handelsbanken NY, 0.240%, due 01/03/14	3,000,000	1.3
1,500,000		Toronto Dominion Bank NY, 0.550%, due 09/18/14	1,502,257	0.6

		Total Certificates of Deposit (Cost $12,502,189)	12,502,189	5.1

Financial Company Commercial Paper: 18.1%
250,000		ASB Finance Ltd., 0.170%, due 02/28/14	249,931	0.1
5,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%, due 01/18/14	5,000,000	2.1
3,250,000		BNP Paribas Finance, Inc., 0.110%, due 01/03/14	3,249,980	1.3
7,250,000		BNP Paribas Finance, Inc., 0.170%, due 01/31/14	7,248,973	3.0
6,250,000		Commonwealth Bank of Australia, 0.160%, due 01/02/14	6,249,972	2.6
5,450,000		Nordea Bank AB, 0.117%, due 01/03/14	5,449,965	2.2
400,000		Nordea Bank AB, 0.190%, due 03/20/14	399,835	0.2
3,750,000		Standard Chartered Bank, 0.170%, due 01/03/14	3,749,965	1.5
8,900,000		Toronto Dominion Bank Ltd., 0.220%, due 01/03/14	8,899,909	3.7
410,000		Wells Fargo & Co., 0.190%, due 01/02/14	409,998	0.2
1,000,000		Westpac Banking Group, 0.220%, due 03/19/14	999,529	0.4
2,000,000		Westpac Banking Group, 0.257%, due 04/02/14	1,998,686	0.8

		Total Financial Company Commercial Paper (Cost $43,906,743)	43,906,743	18.1

Government Agency Debt: 11.8%
3,500,000		Fannie Mae Discount Notes, 0.050%, due 01/06/14	3,499,971	1.4
1,000,000		Federal Home Loan Bank Discount Notes, 0.025%, due 01/10/14	999,994	0.4
7,500,000		Federal Home Loan Bank Discount Notes, 0.055%, due 02/19/14	7,499,438	3.1
1,800,000		Federal Home Loan Bank Discount Notes, 0.060%, due 01/06/14	1,799,985	0.8
8,750,000		Federal Home Loan Bank Discount Notes, 0.060%, due 02/11/14	8,749,402	3.6
500,000		Federal Home Loan Bank Discount Notes, 0.070%, due 01/21/14	499,981	0.2
5,500,000		Freddie Mac Discount Notes, 0.072%, due 02/03/14	5,499,637	2.3

		Total Government Agency Debt (Cost $28,548,408)	28,548,408	11.8

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 8.2%
19,860,000		Deutsche Bank Repurchase Agreement dated 12/31/13, 0.020%, due 1/2/14, $19,860,022 to be received upon repurchase (Collateralized by $21,709,000, various US Govt Agency Obg, 0.000%, Market Value plus accrued interest $20,257,483 due 01/15/18-07/15/19)	$19,860,000	8.2

		Total Government Agency Repurchase Agreement (Cost $19,860,000)	19,860,000	8.2

Other Commercial Paper: 5.6%
2,250,000		Cargill Global Fund PLC, 0.080%, due 01/02/14	2,249,995	0.9
6,500,000		Cargill Global Fund PLC, 0.080%, due 01/03/14	6,499,971	2.7
4,000,000		Toyota Motor Credit Corp., 0.230%, due 01/03/14	3,999,949	1.6
900,000		Travelers Companies, Inc., 0.080%, due 01/09/14	899,984	0.4

		Total Other Commercial Paper (Cost $13,649,899)	13,649,899	5.6

Other Instrument: 3.0%
7,400,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%, due 01/02/14	7,400,000	3.0

		Total Other Instrument (Cost $7,400,000)	7,400,000	3.0

Other Note: 18.0%
5,000,000		American Honda Finance, 0.242%, due 03/12/14	5,000,000	2.1
2,250,000	#	American Honda Finance, 0.288%, due 01/17/14	2,250,000	0.9
500,000	#	American Honda Finance, 1.850%, due 09/19/14	505,299	0.2
250,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, due 01/10/14	250,107	0.1
1,680,000		BHP Billiton Finance USA Ltd., 5.500%, due 04/01/14	1,701,995	0.7
470,000		Caterpillar Financial Services Corp., 0.538%, due 01/02/14	470,393	0.2
1,755,000	#	Commonwealth Bank of Australia, 0.984%, due 03/17/14	1,757,772	0.7
500,000	#	Commonwealth Bank of Australia, 2.125%, due 03/17/14	501,783	0.2
200,000		General Electric Capital Corp., 3.125%, due 03/12/14	200,981	0.1
1,000,000		JPMorgan Chase Bank NA, 0.331%, due 01/22/14	999,036	0.4
3,750,000		JPMorgan Chase Bank NA, 0.356%, due 01/22/14	3,750,000	1.5
2,720,000	#	Rabobank Nederland, 4.200%, due 05/13/14	2,757,021	1.1
5,500,000		Svenska Handelsbanken AB, 0.386%, due 01/04/14	5,500,000	2.3
650,000		Toronto Dominion Bank, 0.544%, due 01/14/14	651,024	0.3
4,500,000		Toyota Motor Credit Corp., 0.264%, due 03/11/14	4,500,000	1.9
400,000		Toyota Motor Credit Corp., 0.403%, due 01/27/14	400,060	0.2
500,000		Toyota Motor Credit Corp., 0.678%, due 01/17/14	500,089	0.2
416,000		Wal-Mart Stores, Inc., 3.200%, due 05/15/14	420,625	0.2
8,000,000		Wells Fargo Bank NA, 0.380%, due 03/23/14	8,000,000	3.3
3,500,000		Westpac Banking Corp, 0.533%, due 01/28/14	3,500,000	1.4

		Total Other Note (Cost $43,616,185)	43,616,185	18.0

Treasury Debt: 7.3%
1,000,000		United States Treasury Bill, 0.061%, due 03/13/14	999,880	0.4
3,000,000		United States Treasury Bill, 0.065%, due 03/20/14	2,999,577	1.2
13,750,000		United States Treasury Bill, 0.079%, due 03/06/14	13,748,068	5.7

		Total Treasury Debt (Cost $17,747,525)	17,747,525	7.3

		Total Investments in Securities (Cost $241,144,807)	$241,144,807	99.3
		Assets in Excess of Other Liabilities	1,771,522	0.7
		Net Assets	$242,916,329	100.0

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Certificates of Deposit	$—	$12,502,189	$—	$12,502,189
Government Agency Debt	—	28,548,408	—	28,548,408
Government Agency Repurchase Agreement	—	19,860,000	—	19,860,000
Treasury Debt	—	17,747,525	—	17,747,525
Asset Backed Commercial Paper	—	53,913,858	—	53,913,858
Other Note	—	43,616,185	—	43,616,185
Financial Company Commercial Paper	—	43,906,743	—	43,906,743
Other Commercial Paper	—	13,649,899	—	13,649,899
Other Instrument	7,400,000	—	—	7,400,000
Total Investments, at fair value	$7,400,000	$233,744,807	$—	$241,144,807

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:

February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:

February 21, 2014

By

/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:

February 21, 2014